Vanguard Short-Term Investment-Grade Fund Expense Example - Institutional Prospectus [Member] - Vanguard Short-Term Investment-Grade Fund - Institutional Shares	Jan. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90